CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) INCOME (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenue
Fund management - related party	$ 5,657,027	$ 7,036,301	$ 25,169,182	$ 15,459,061
Net revenue	9,730,747	10,745,057	39,904,448	26,748,988
Cost of revenue	2,652,014	2,399,151	9,290,616	6,483,171
Gross profit	7,078,733	8,345,906	30,613,832	20,265,817
Operating expense
General and administrative expense	2,113,820	1,911,045	7,140,870	4,447,563
Fund operations	1,101,617	902,841	3,658,593	3,176,214
Marketing and advertising	723,591	801,092	2,952,295	2,601,104
Depreciation and amortization	154,765	166,071	599,979	601,826
Salaries and compensation	2,131,298	1,696,244	8,843,618	7,523,083
Legal settlement	2,500,000
Total operating expenses	8,725,091	5,477,293	23,195,355	18,349,790
Income from operations	(1,646,358)	2,868,613	7,418,477	1,916,027
Other income:
Interest and dividend income	7,396	8,604	28,823	96,186
Interest expense	(10,200)	(10,083)	(40,375)	(41,100)
Other income, net	6,993	118,625	227,976	365,250
Total other income, net	4,189	117,146	216,424	420,336
Income before income taxes	(1,642,169)	2,985,759	7,634,901	2,336,363
Provision of income taxes	(238,824)	(766,325)	(1,785,458)	(562,962)
Net income	$ (1,880,993)	$ 2,219,434	$ 5,849,443	$ 1,773,401
Weighted average shares of common stock
Basic and diluted	38,473,159	38,473,159	38,473,159	38,451,164
Net income per share
Basic and diluted	$ (0.05)	$ 0.06	$ 0.15	$ 0.05
Food and Beverage [Member]
Net revenue
Net revenue	$ 2,361,793	$ 2,057,369	$ 8,263,267	$ 4,745,821
Security Systems [Member]
Net revenue
Net revenue	690,856	678,643	2,715,487	2,660,153
Beauty Products and Other [Member]
Net revenue
Net revenue	$ 1,021,071	$ 972,744	$ 3,756,512	$ 3,883,953